Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares Class A	Ordinary Shares Class B	Treasury shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total Company’s shareholders’ equity	Non-controlling interests	Total
Balance at Dec. 31, 2023	$ 4	$ 5		$ 144,160	$ (126,724)	$ (1,367)	$ 16,078	$ 51,912	$ 67,990
Balance (in Shares) at Dec. 31, 2023	40,076,493	49,628,565
Balance (in Shares) at Dec. 31, 2023			(200,000)
Net (loss)/profit					(64,747)		(64,747)	3,174	(61,573)
Share-based compensation	$ 1			61,803			61,804	1,668	63,472
Share-based compensation (in Shares)	8,800,000
Foreign currency translation						87	87	726	813
Gains on debt				4,503			4,503		4,503
Balance at Sep. 30, 2024	$ 5	$ 5		210,466	(191,471)	(1,280)	17,725	57,480	75,205
Balance (in Shares) at Sep. 30, 2024	48,876,493	49,628,565
Balance (in Shares) at Sep. 30, 2024			(200,000)
Balance at Dec. 31, 2024	$ 5	$ 5		208,701	(195,387)	(1,432)	11,892	54,342	66,234
Balance (in Shares) at Dec. 31, 2024	51,845,493	46,659,565
Balance (in Shares) at Dec. 31, 2024			(200,000)
Net (loss)/profit					(7,485)		(7,485)	3,359	(4,126)
Share-based compensation				(281)			(281)	1,709	1,428
Issuance of ordinary shares, net of offering costs	$ 1			41,630			41,631		41,631
Issuance of ordinary shares, net of offering costs (in Shares)	7,142,858
Shares transfer from Class B ordinary shares to Class A ordinary shares
Shares transfer from Class B ordinary shares to Class A ordinary shares (in Shares)	220,000	(220,000)
Shares repurchase				(15,760)			(15,760)		(15,760)
Shares repurchase (in Shares)			(3,438,557)
Acquisition of non-controlling interests				(921)			(921)	(1,293)	(2,214)
Foreign currency translation						56	56	1,521	1,577
Balance at Sep. 30, 2025	$ 6	$ 5		$ 233,369	$ (202,872)	$ (1,376)	$ 29,132	$ 59,638	$ 88,770
Balance (in Shares) at Sep. 30, 2025	59,208,351	46,439,565
Balance (in Shares) at Sep. 30, 2025			(3,638,557)